GS Mortgage-Backed Securities Trust 2022-RPL2

Exhibit 99.4 - Schedule 1

Recovco Due Diligence Review Narrative

(GSMBS 2022-RPL2)

Recovco’s Report, which is to be made available to the Recipients by the Client, includes the loan level results of Recovco’s independent, third-party due diligence review conducted for the Client. The scope of review for these loans is as follows:

DESCRIPTION OF SERVICES:

(1) Type of assets that were reviewed.

Recovco Mortgage Management, LLC (“Recovco”) performed certain due diligence services described below on seasoned residential mortgage loans originated by numerous entities and obtained by an affiliate of Goldman Sachs Mortgage Company (“Client”) as part of mortgage loan acquisitions. The reviews were conducted on behalf of Client from August 2018 through March 2021 via files imaged and provided by Client or its designee for review.

(2) Sample size of the assets reviewed.

The diligence review (the “Review”) was conducted on a portion of the securitization mortgage loan population reviewed by Recovco. The total population covered during the Review varied by mortgage loan scope. The Client may have utilized multiple third-party review (“TPR”) firms for the securitization and Recovco did not review all of the mortgage loans in the securitization loan population for a specific scope of review.

The mortgage loan review sample was broken down into the following review scopes:

☐ “Compliance Review”:	503 mortgage loans
☐ “Data Integrity Review”:	Not Applicable
☐ “Collection Comment Review”:	Not Applicable
☐ “Payment History Review”:	Not Applicable
☐ “Title Review”:	Not Applicable
☐ “Title Lien Alert Review”	Not Applicable
☐ “Modification Review”	46 mortgage loans

Throughout the securitization process, the Client may have removed or added various mortgage loans from the securitization population for reasons that are unknown to Recovco. Recovco’s disclosures herein reflect findings on the securitization population (as known by Recovco) as of the date hereof.

(3) Determination of the sample size and computation.

The Compliance Review was conducted consistent with the criteria for the NRSRO(s) identified in Item 3 of the Form ABS Due Diligence-15E, which is:

Identity of NRSRO	Title and Date of Criteria
Moody’s Investors Service, Inc.	Moody’s Criteria for Evaluating Independent Third-Party Loan Level; Reviews for U.S. Residential Mortgage Backed Securities (RMBS), dated February 25, 2015
Morningstar Credit Ratings, LLC	Morningstar Due Diligence Mapping for 15E and Morningstar RMBS Ratings Methodology dated July 7, 2016
Standard & Poor’s Rating Services, a Standard & Poor’s Financial Service LLC business	Revised U.S. Residential Mortgage Input File Format, Glossary, and Appendix To The Glossary For LEVELS Version 7.43 – June 1, 2015, Incorporating Third Party Due Diligence into the US RMBS Rating Process dated March 14, 2012, and Methodology For Loans In; U.S. RMBS Transactions, April 30, 2010
DBRS	Third-Party Due Diligence Criteria for US RMBS Transactions, dated September 2017
Fitch Ratings, Inc.	U.S. RMBS Master Rating Criteria. dated May 4, 2021
Kroll Bond Rating Agency, LLC	US RMBS Rating Methodology, dated February 2, 2021

(4) Quality or integrity of information or data about the assets: review and methodology.

Not Applicable

(5) Origination of the assets and conformity to stated underwriting or credit extension guidelines, standards, criteria or other requirements: review and methodology.

Not Applicable

(6) Value of collateral securing the assets: review and methodology.

Not applicable.

(7) Compliance of the originator of the assets with federal, state and local laws and regulations: review and methodology.

Please be advised that Recovco did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated below. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable law and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Recovco are dependent upon its receiving complete and accurate data regarding the mortgage loans from mortgage loan originators and other third parties upon which Recovco is relying in reaching such findings.

Please be further advised that Recovco does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by Recovco do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Recovco. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan. Risk levels associated with a loan may have changed an exception level, given rating agency published guidance, written guidance, or other guidance from the rating agency team on the transaction. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged Recovco to prepare its reports pursuant to its instructions and guidelines. The Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Recovco are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use. Recovco does not make any representation or warranty as to the value of any mortgage loan or mortgage loans collateral that has been reviewed by Recovco.

Use of alternative data and documents: These are seasoned loans and wherever appropriate, alternative documentation was reviewed. For example, if no final HUD Settlement Statement or Truth in Lending Disclosure was present, preliminary HUD and/or TILA disclosures were reviewed.

Recovco reviewed the residential mortgage loans to determine, as applicable, to the extent possible and subject to the caveats below, whether the loan complies with:

a.       Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

i.	Rescission (§1026.23):

1.	failure to provide the right of rescission notice;

2.	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

3.	errors in the right of rescission notice;

4.	failure to provide the correct form of right of rescission notice;

5.	failure to provide the three (3) business day rescission period; and

6.	any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures;

ii.	TIL Disclosure (§§1026.17, 18 and 19) as applicable for loans with application dates prior to October 3, 2015:

1.       review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

2.	proper execution by all required parties;

3.	principal and interest calculations, and proper completion of the interest rate and payment summary; and

4.      timing of initial and re-disclosed TIL(s); c) Tolerances (§§1026.18, 22 and 23):

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re- calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re- calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

b.       Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

i.	Good Faith Estimate (GFE) (§1024.7) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm the presence of the current GFE form in effect at the time of origination;

2.	verify GFE was provided to the borrower(s) within three (3) business days of application;

3.	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

4.	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

5.	confirm the presence of a settlement service provider list, as applicable;

ii.	Final HUD-1/A Settlement Statement (HUD) (§1024.8) as applicable for loans with application dates prior to October 3, 2015:

1.	confirm current applicable HUD form was provided;

2.	determination that the loan file contains the final HUD;

3.	escrow deposit on the final HUD matches the initial escrow statement amount; and

4.	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

iii.	GFE and Final HUD Comparison (§1024.7):

1.	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

2.	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

3.	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

iv.	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

1.	confirm the presence of the Servicing Disclosure Statement form in the loan file;

2.	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

3.	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

4.	confirm the Special Information Booklet was provided within three (3) business days of application;

5.	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

6.	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

7.	confirm the Affiliated Business Arrangement Disclosure is executed;

8.	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

c.       The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

d.       The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

e.	Federal and state specific late charge and prepayment penalty provisions.

f.	Document Review

Recovco reviewed each loan file and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:

●	Initial application (1003);

●	Sales contract;

●	Hazard and/or flood insurance policies;

●	Copy of note for any junior liens;

●	Appraisal;

●	Title/Preliminary Title;

●	Initial TIL;

●	Final 1003;

●	Final TIL;

●	HUD from sale of previous residence;

●	Initial and final GFE’s;

●	Changed circumstance documentation;

●	Final HUD-1;

●	Right of Rescission Disclosure;

●	Mortgage/Deed of Trust;

●	Note;

●	Mortgage Insurance;

●	Tangible Net Benefit Disclosure;

●	Subordination Agreement;

●	FACTA disclosures;

●	Notice of Special Flood Hazards; and

●	Certain other disclosures related to the enumerated tests set forth herein.

(8)	OTHER REVIEW AND METHEDOLOGY

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

TITLE REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY SUMMARY

Not Applicable

MODIFICATION SUMMARY

Recovco will review and collect the most current modification loan terms that best match the data tape.

SUMMARY OF FINDINGS & CONCLUSIONS OF REVIEW

The NRSRO criteria referenced for this report and utilized for grading descriptions is based upon the requirements of the NRSROs.

COMPLIANCE REVIEW RESULTS SUMMARY (EXCEPTION LISTING)

The summaries below detail the exceptions as noted in the Compliance Review and reflect only compliance EV2s or EV3s, as noted when conducting the Compliance Review. Please note that an EV3 may not result in a compliance C or D grade per relevant rating agency guidelines and some mortgage loans may have multiple exceptions. Certain RESPA and application date related exceptions, based upon the time of the initial review, may have been originally considered an EV3 and are reported in the table below as such but would now be considered an EV2.

Exception Type	Exception Count
* Transmittal (1008) is Missing (Lvl 2)	243
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)	205
* Good Faith Estimate missing or unexecuted (Lvl 2)	202
* Missing initial TIL disclosure (Lvl 2)	200
* Application Missing (Lvl 2)	177
* Missing credit report (Lvl 2)	152
* ComplianceEase TILA Test Failed (Lvl 2)	144
* Final TIL Missing or Not Executed (Lvl 2)	132
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)	113
* Missing Appraisal (Lvl 2)	98
* Loan program disclosure missing or unexecuted (Lvl 2)	68
* Final 1003 is Missing (Lvl 2)	63
* Right of Rescission missing or unexecuted (Lvl 2)	55
* HUD-1 Closing Statement missing or unsigned (Lvl 3)	44

* Prepayment Rider Missing (Lvl 2)	42
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 2)	35
* Not all borrowers signed TIL (Lvl 2)	29
* Missing Title evidence (Lvl 2)	27
* Appraisal not dated (Lvl 2)	23
* Right to receive copy of appraisal is Missing (Lvl 2)	22
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)	21
* TIL not hand dated (Lvl 2)	21
* TIL transaction date missing (Lvl 2)	17
* Missing Doc (Lvl 2)	16
* ComplianceEase State Regulations Test Failed (Lvl 2)	16
* Special information booklet is Missing (Lvl 2)	16
* Loan appears modified. Mod missing or unexecuted (Lvl 2)	16
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)	15
* Property is Manufactured Housing (Lvl 2)	14
* Final Application is missing (Lvl 2)	13
* Note is missing or unexecuted (Lvl 3)	13
* Transmittal (1008) is Missing (Lvl 3)	12
* Final 1003 is Missing (Lvl 3)	12
* Consumer Handbook on Adjustable Rate Mortgages (CHARM Booklet) (Lvl 3)	11
* Application Missing (Lvl 3)	10
* Final TIL Date after actual transaction date (Lvl 2)	10
* Settlement date is different from note date (Lvl 2)	9
* Loan program disclosure missing or unexecuted (Lvl 3)	9
* Not all borrowers signed HUD (Lvl 2)	9
* Mortgage - Missing required ARM Rider (Lvl 3)	7
* Good Faith Estimate missing or unexecuted (Lvl 3)	7
* Mortgage missing / unexecuted (Lvl 2)	7
* Missing Appraisal (Lvl 3)	7
* Credit score not provided (Lvl 2)	6
* Prepayment Rider Missing (Lvl 3)	6
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)	5
* ComplianceEase Risk Indicator is “Moderate” (Lvl R)	4
* MI, FHA or MIC missing and required (Lvl 2)	4
* Right of Rescission missing or unexecuted (Lvl 3)	4
* ComplianceEase TILA Test Failed (Lvl R)	4
* Missing Documentation (Lvl 3)	4
* ComplianceEase Risk Indicator is “Moderate” (Lvl 2)	4
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)	3
* Missing Title evidence (Lvl 3)	3
* Homeownership Counseling List (Lvl 2)	3

* Credit report >90 days old at closing (Lvl 2)	3
* Initial Truth in Lending Disclosure is Missing (Lvl 2)	3
* Missing required 1-4 family rider (Lvl 2)	2
* Appraisal not dated (Lvl R)	2
* Missing Appraisal (Lvl R)	2
* ComplianceEase State Regulations Test Failed (Lvl 3)	2
* ComplianceEase RESPA Test Incomplete (Lvl 2)	2
* Condo / PUD rider Missing (Lvl 2)	2
* Missing TRID RESPA Disclosures (Lvl 2)	2
* HUD-1 Closing Statement missing or unsigned (Lvl R)	2
* Condo / PUD rider Missing (Lvl 3)	2
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)	2
* Mortgage - Missing required ARM Rider (Lvl 2)	2
* ComplianceEase TRID Tolerance Test Failed (Lvl R)	2
* MI, FHA or MIC missing and required (Lvl 3)	2
* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 3)	1
* State Specific Disclosure (Lvl 3)	1
* ROR Transaction date not consistent with Note and/or HUD (Lvl 3)	1
* ComplianceEase State Regulations Test Failed (Lvl R)	1
* Appraisal dated after closing (Lvl 2)	1
* Initial Good Faith Estimate is Missing (Lvl 2)	1
* Right to receive copy of appraisal is Missing (Lvl 3)	1
* Not all borrowers signed TIL (Lvl 3)	1
* Settlement date is different from note date (Lvl 3)	1
* Note data is missing or inaccurate (Lvl 2)	1
* TIL not hand dated (Lvl R)	1
* Missing credit report (Lvl 3)	1
* ComplianceEase TRID Tolerance Test Failed #2 (Lvl 2)	1
* Initial Good Faith Estimate is Missing (Lvl 3)	1
* ComplianceEase Exceptions Test Failed (Lvl 2)	1
* Missing Documentation (Lvl 2)	1
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)	1
* ComplianceEase Risk Indicator is “Elevated” (Lvl 2)	1
* Missing TRID RESPA Disclosures (Lvl 3)	1
* Missing evidence of TRID Disclosure Delivery (Lvl R)	1
* Missing TRID RESPA Disclosures (Lvl R)	1
* Final TIL Missing or Not Executed (Lvl 3)	1
* 2nd Mortgage / HELOC Terms required (Lvl 2)	1
* Balloon Rider Missing (Lvl 2)	1
* ComplianceEase Exceptions Test Failed (Lvl R)	1
* Missing required 1-4 family rider (Lvl 3)	1
* Mortgage missing / unexecuted (Lvl 3)	1
* Required Affiliated Business Disclosure missing/unexecuted (Lvl R)	1
* MI, FHA or MIC missing and required (Lvl R)	1
Grand Total	2473

COMPLIANCE REVIEW RESULTS SUMMARY

After review of the 503 mortgage loans, 61 mortgage loans had a rating grade of “A / RA”, 356 mortgage loans had a rating grade of “B / RB”, none of the mortgage loans had a rating grade of “C / RC”, and 86 of the mortgage loans had a rating grade of “D / RD.”

Pursuant to the applicable NRSRO criteria, Recovco graded certain compliance exceptions as non-material based upon seasoning of the mortgage loans. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which is raised as a defense to foreclosure. Information contained in any Recovco report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual mortgage loan.

NRSRO Grade	Count	Loan count %
A / RA	61	12.13%
B / RB	356	70.78%
C / RC	0	0.00%
D / RD	86	17.10%

DATA INTEGRITY REVIEW RESULTS SUMMARY

Not Applicable

TITLE LIEN REVIEW SUMMARY

Not Applicable

PAYMENT HISTORY REVIEW SUMMARY

Not Applicable

COLLECTION COMMENT REVIEW SUMMARY

Not Applicable

MODIFICATION REVIEW SUMMARY

For 46 mortgage loans Recovco captured and reported the data from the modification agreements.

Loan Lists:

Compliance

Recovco ID
XBQY2QA0V1U
0YOLJLMQMAA
ZHVTHSIAVSC
FQ5KHPKYLFH
JKK0M5R3T04
150ZQ0CTN4G
KCWPQYJ1PZ4
ZKAMDDANKOA
Q5QNJRPEYNZ
Y2ODL31OLC4
EDNVOMASRWZ
2IXDANAM5IO
VDPXPAMQWG3
4R1YT3QDI5T
KTYQ3HXERW5
X0OT0LWMS2Y
HYXXZ5YA1HL
T4HMC1BIEZ5
SJUJV4FTH4S
1VCMQ4LRYSY
RQVC0EA1ERT
VCEFT5SLBHQ
OGI1SJF2H53
0BJX45NHXFX
ECPPSA130GP
ITWEZJXOZ5C
OC53HQPDFND
OFSFJBTISFM
BZWDYFCZOFO
NQVDKP2DDVP
MJGLMST0B4L
5FNJMFXFJKR
ZSMXIKKYBXU
BIXSDI44TDX
KFJX4WKTAMQ
BOH0LBQDIZS
F5NNJY00PMU
M3BPWVIBVVK
0VWTDEKK3UV
U1XFSPZOFKE
AQV0NC25CL2
WFQURJA5NJQ
1XSCVHNCHXM
HDEVGGJ1M0V
KHMJIYVGF0L
GOZC0MRYNWM
RBZVYZA2RWT
NSCJQ3BTP4G
ZTXQC2M2DTO
J1CV4TRYPGV
FW4F24X2UJQ
EBVBT3HEIYC
UWR25L3WA5Y
GODBJUPEUA4
FOJNGPB3T5I
3BK2BND5QOQ
LXQPKEB2NJU
41UQ555BFH5
5JB50AMJSQ1
DG131G3I5JX
SMNQCQ3JJGE
RAWI15TBHSX
YWFMKD4MUDV
4CLAYA44M5O
AMTFPETB5JU
KSZKYORAKOO
BEETXSTOLYT
3MSPG2SSPPT
G3TD1RVRG0D
JURFPSW0LRB
S414VPDCMYC
CR20AFSIHLV
V5RPJ3KUTFZ
KS3LCY1RA55
DI5SW5DK45Z
HIZVDQ1GQGV
VLIOY3GCEAG
ZCJJN3XZQWG
5HKPSVQNEQB
LZVMW5GCY2Z
SWDBHE0ZCOL
WPJEN3CBNTX
A0OI0CG1K3Y
QLRSBA5OWRT
LIU4DNG22AT
1D54A5VK2EM
UQ5V5GHB2QM
CXVUWE15LUC
1KFF3PJMPF2
IC42ZO4DBPH
HN1MHPSK2DE
04Y05KMJMZ2
WDO14JOBXW4
UJYKYDS55YI
F1Q3KX4TX2X
TSKWZ02HQ23
VMTO5FXSLTK
1QVO51NUIJD
NDBLQEWZQSY
RMFEOIFJROR
UWRYKAKOMLD
QI2PDFUTVUJ
WCIPSZJNVS5
ESSR5420BRX
RCBVM4Q5ZWO
IZUM4RDEF0B
Z2UE1LJOKZ2
2KEMUIVQQ1Z
NSJN0MPFFG1
FCIPW3HHH1I
CMX0DHHODDC
KMM21YFSCIE
GE2T2MKWT35
LPNMTMYJYFK
ILZZADGDJ5S
2I5BRYDFVCA

2XGHQK4DSTB
QEBVLNYTY24
415C4XG05SH
PTN1OKYW3A4
GC02Y4H3CSW
XWEPFWH2RNV
1XMFCWXY5UH
14T1FPYHXII
D0SC2PMJ2JS
NYC5JGKXDED
5F54WTEQ5KP
RFJEYO3F5NL
BQYMXEC15VC
IUFFIIUSPYK
4MBZ4WXSTQQ
O2XNGZLJY2B
XE4DQJCGYFU
5UJZMZ2ABT5
NERNAD3SSL1
KC550IOEIG2
FRWFXBNSGTX
LAEM43Z53CZ
L4MQGNGYE4W
4P2PUHL3KMH
2YDTFQWW4PX
QB4BRHV13VD
O3BILXKAY03
OJILZBWWKPZ
BUCJOKIWPMO
NBREHUSRMYL
WOATH1YAPUT
KUXLS5VV4BH
DBMUXSCM1NH
RTKBHSELT4C
LLRNXF05SYJ
3ZPKQB1Z1ZI
JK4K0N2ORUP
AGSX0ASKKJ1
VY20EXT1K0G
UUSQZOIO24F
ZUEPT1LSHBE
5WLOSQZMMAZ
KAW4FQFP5WN
UAADUF2ZP2W
PIPGMA3304D
PN111C0DX4Y
T2RMYYTEEUI
DX3RW0TBHFP
4LOVGFAOIWM
3OD4YK4AIA5
Q0TODSWBL00
EPBIXFFCSTX
VH33YIB241F
RCAPDTKTWL4
VABTA5P3S4Y
5BUQV5LEKWK
NZSNIN1MZSD
SN3QHJNGOD4
NV4EHLGGGKA
1AZZF4RUR3D
SIOJG3OE2PR
B1F2MOBF4ON
JRMAZYUXXKG
NBSHYAYKZPK
EK22OYIKDAU
ILQ4JCIUV1G
US1F32GM5J1
HSEFPTINYQR
KIEZ5GW0QPI
4LZSBDYDAKH
BWRLXLZAGUY
YDR15EVPZMZ
LSNMLSZWGMX
T1Z2B43MTHP
UW1BDUZPZKI
OHWDK0KXIWP
QNX5RPLYJXZ
NZDGVN2JCBM
VQ3OW3AB1ZY
CIWCMJLB3ZE
V5QIHCXQF3D
JHFLDWADS05
NTQTK4SMWPF
Q4IEOBHIZDU
WHNGX3ABZ0H
JSL0XWTTE52
C40FZTH2OEN
TZBPZJKAGML
0022TKFLHFW
C3ZNL410LRK
ZKRTB22ZWZY
MVYLFCGC12E
EWDWCJMDQ3W
XGTW0UCNJHM
53E5VVTV1JI
PB0OQXTPLDX
RAQGOETSCPX
23M2MNKPONF
EWUCKNGYQVT
MNKELBE50LB
FSGS3MFRWWK
VQVCG4WC0TO
RZO4IYMBJTN
55BYGBFQYPN
GYTRUPGZTRS
IP4YZZTGEOK
FMDIG1UJLR0
0RN2FIZZIRJ
EB1MDBXSZ23
TJWTXIYEENP
DSSQEA0CRN3
PWVCPFQHMFY
HO2FFNO3TK4
Q5SRSWNIIEH
S3VTDBTD03O
XDWKLY22DIW
0PVFOFA3BNH
QFFXDV4S4VD
FRHJZEBNAUO
G2BISFL5NMW
WOIXEL5B5BJ
1M1WTOSAWHC
FILFX4R1H4L
KVCR2Z5DTBY
2LWRKZVY3WH
ZCI5FBNEK5S

0WJWUXC3QOK
MPKLHS0QDZ2
D2WDRCDTIPO
RJJ2WE3U0V5
BFIASHWB4M4
KNJC00NZK3Z
YOPHBBAIH1T
JIEAK0XOE3U
0D5T0NIF5R1
Y3DQFP5TVRM
WWVRUR0XFJV
1IPCNY00DBD
LTTSP35E512
3HSVB0HLPSM
CQFGDUGXROI
WIIOJQC51Q1
KSFKXMIUW1G
JO0OQIJZ3AC
WALV4DENQ2T
BNVOKK2OC0I
0JCSTOFBHCS
DFYKRPSPR1E
X5TIQU5BDRV
2PVVCBRYOYA
JJVVOKA53LY
1MTTQYE2B1V
YCTOGGQG2AP
F22IAXGQMVL
51UHBBDAOQE
WEBVXFCM2BE
0ECGY0GILBP
4PJ0GDBCMHV
FFTBKKDWZNQ
I4MKVJHKZG0
1I4VGLST1JF
IJEHHLUP3YC
D4OPPMVRGP2
B0BVRSX5Y4U
EJJKYGVYR0W
5G4HSSDBIHR
Z2YA1PUU4WI
XNN31FHY115
5BERCVPYO5E
OFJRR0QC0BS
CHDPLTEDVCZ
CVFSGNS3USX
AOGJVOYL5RL
XUT40QUQL34
RRE5L2S5WWI
YFWA3M2UT2M
W05Y02C3QBQ
JHABEIWMG3N
HVEQ4WTZI1I
JOVXDL0Y5CI
RWCYWY2LWV0
5H4HC5MORX0
ELU1LHMWEZI
HWIGTQDSQCR
WLXGVKFCFGH
X1QPE22L5N1
ZZRHN43IJ1M
NXFW24EURJQ
UQOU35PIWMI
AR5ZWUIOS25
A2ISFZURXU0
YH12UIVAQLQ
VQEM0IQKEGG
NPBXBZPHTPN
KIX5UQD3DQM
ZESN3AAQ3DB
3OX0XCH24PF
FPDHXKJMWDH
OFHJFFYDUPL
NK1JXQLTA01
1P0FSHVAP1O
B1RLJUUROLZ
CLYBUWL2GLG
WSSVXAZYRHU
FP1X0VBGX1J
1CZYA1EWNAH
CPJIHBWTNJC
YOOOZXTFYEJ
A5LTSE2YYV0
33LOHT1THK4
GNXJZIPSIJJ
BV5GVGFB30P
XQSHY125IQ4
MWZMFWWWEXI
TC1M54RQFRZ
YEAYJSL12GQ
ZSCBKM0X41U
FWN3QVQTGQD
TPPJZ15U4FC
0INT2UKLEB2
TP3JCZK2HSA
WRKWBSZQ53O
L0OLFFODFTC
E21TL2CLQ3F
TYVOWTS1HZ4
VYUTKVKIMTU
3J0SOHITV3Z
TWTSNPZXE23
MXGZELZWSRT
MRWUOFLKE0X
L03YOQIMDVS
LWHFU1GZ035
BJCKSXZTTDN
REGDQZQ51RW
DCCP4BS1FJL
OKOWRCSEU4U
D05IQWNEFPM
N2IKJNHEQ4G
W2E12LQNMO4
KU2XR1PVJDA
NMOS5M31JIJ
BDLZQFZRKK3
XXS1PRMVJ1J
3TPSQZZCE5E
WUPPJW5VRBX
GFTCYW2SPMT
UZEH2SQR51P
CUFONFFPKCQ
2OG13R0W2HB
ZD5A0K3I3EP
CT0011IOG1R
2MTWHH5DB20

1YDAWTSA2KC
RUG3EWX4VNR
P0JPHIBBKRX
DQM3UGY5O2B
I0A4AYKJ5MK
5VUDQLFTFPW
2SSTATZCHCA
JXD3V4U3WXJ
0BLYKCTVWR4
BCSV0LN2SQR
13EOLJ2UDO3
RVKAYWUOPRP
2ZRL2TTSU3B
KC2LRVOZODQ
NITU3HPM5XM
YWB2XXN2W4U
OUDARQ5M0FV
0CNVJ1RNQKD
OVMX0P5IBYR
XFPMYFJPPNV
UD1T4O4CGF0
WU0TPGXILYH
SOQ4FDDNTYS
DGXXGYIJADY
L1YDC2EIFGL
M2TV3EANVCD
CAU5BKGE2JL
41JWVAOP00V
LWKWMPB2ENW
XVH30IVDOZR
BUG4MHEBIAH
3JFEQQFUAG2
GQOMJAFOXAF
VK5YFAYXWXV
00DJAAHCZHO
LTKWLHIL3YW
EWJRHC4UEAJ
NIOATLAEJSZ
3HCSWLPWMVI
N0SFA3E11QE
JTOA4SHLRUX
CKV13F2AHX1
MKVUOE2UFFU
CKHQNUKQGB5
2IYHWZUWVVP
5XPWTVUQM55
531VMXD2U5P
VKHAOLFUOD3
LQK1S0AB0A4
0KWO3T5WWO3
R0NPW5OY1RM
FANQWAH4NCM
22AHFBOC2JC
HETDLTMWKFM
0MOMVNTHYMJ
LVQFWFVYFZZ
VJVNAGY2XOI
1WOYOV0OTQW
AKJEXYREMAR
MQHWCE2BH0J
POYOBJ334A5
3LIS0M33HOL
WXFT00LG3XQ
UVDUQNASDIT
UFQKDUWBXTH
AYAQLNH0D4V
0BDBUMZQOF2
3KWEVTIDHRD
3H1BUQHWKBY
KKV4JBBPC5S
3NLZXBVYR4R
LF1ILQWRXOZ
IZP1E5YKJWU
WYUFVAB2203
5201ER2MW2O
XGL4MT50IQ0
PJ0Q0E5TWE0
W5LHWMCAMFK
EI01UMMB42I
BY5UFJMJFWM
CW5G3VTELJY
UWUI54MIP4F
DTQTV4ZHTWL
5P24IW23Z0N
G4TXZD24DFL
OXC02ICO25A
CEHIXHO3QUW
GVIQUWWGOSY
LLUG2J51MFH
T2FHBMDC5MV
0JXXJSMVSWR
4R1FCUFEOSW
NSMI10ARM32
2DAFPFTP14O
H41QRQ3C0VS
VR05EL3VAS5
RRVKO3XPW0J
NEOCJDNGEKU
MZM3B3IBERB
I32OFEIHNDS
P21HCQ0QGFX
3YVEQTRZJZK
JLWEPFTB3XR
MGZ45MDVWVE
LNGQTH03WZC
INBBEX2ZRVA
SN3TYPWLK3G
NZRH0VN5NX5
KPVC45C5T4I
VTHPHYPOAVI
ZUKBWDEPRIZ
KOUJ1MDJ4BN
2WNKHPV3U4D
VCSBRRMYF2O
VTZWZUM4ZEJ
1DX4RYVBWXT
OEDAKSNXSMS
P2KHNMQ23GR
4VKCFF1Z2GQ
MM3N1KLWC3T
DOAFW2FJ2B0
5VWAV03LZWN
A0ZWBM0EZQS
NEGTBQ4ML4E
TCO3PELHM0C
IRTLTUUQFIN

GVPAWONFCGA
SXB4I4GSQKK
EHP5ZAORB4P
4WSFIMKIIOX
QIXSZ0OG1QJ
TRCF3HXZ30K
JP0PSENS2DD
RECD10MRNJP
TEYGSLTGUGV

Modification

Recovco ID
BSTG1BXHCE0
OS1LVEADTRE
1FJAKRG4PBS
35F1MS1KM1Y
G3ZDHKJCG1P
YI5TDC153G0
J4YUJUFA3W5
OOIYDU3LGXF
XTKHXFMG0HN
USEPGOMLNAB
ORJMPG1TIM0
B1UZRKSENIR
HDJO24ZYGFX
ZQP1T515PDT
0ROQB4EC5EW
KSLXMX0WCZV
AZMSAZLDOT2
XF2VHULFVXC
0I43OYJG5NQ
OW10ATXDZYC
3XKIRWXPNHX
1BJ4ZW5NYNO
1QDDNBPTTTE
XOOOOBUHIJK
KJE1214O2QT
GEA5IUCLDSS
FFMT3G4W0MH
RAFQA0WDDF4
RYCJU23HK5L
FQXNSJC1HCY
B24ZDN3HEZF
3K2QJZPBWUP
4EDR3TEXAET
ZMGXRNU35BG
2G1EBKPIGQE
F0SZJC4P24X
ZMTL3C1JEPB
KTBTN5DWZR4
LR0UB5TZQMK
4MPYA3A0AVR
IYPBLGJUA14
QY0WXIMSICO
LCXVVNQO2TV
ZJB1B13VUFF
RH4CNILPB1L
TQV3NXB22KX